INVESTMENT MANAGERS SERIES TRUST

235 W. Galena Street

Milwaukee, Wisconsin 53233

October 13, 2021

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”) (File Nos. 333-122901 and 811-21719)

on behalf of the SilverPepper Long/Short Emerging Markets Currency Fund

Dear Sir or Madam:

The Trust is filing Post-Effective Amendment No. 1160 to its Registration Statement on Form N-1A (the “Amendment”) pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, for purposes of creating a new series, the SilverPepper Long/Short Emerging Markets Currency Fund.

Please direct your comments regarding the Amendment to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary